UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
9/30/18 (Unaudited)

CORPORATE BONDS AND NOTES (86.8%)(a)
			Principal amount	Value

Advertising and marketing services (0.1%)

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			$145,000	$146,450

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			140,000	141,050

				287,500
Automotive (0.4%)

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			720,000	748,800

				748,800
Broadcasting (2.5%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			655,000	629,383

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			295,000	296,475

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			270,000	274,725

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			180,000	178,425

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			575,000	432,688

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			785,000	768,319

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			740,000	724,275

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			320,000	332,000

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			660,000	633,600

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			355,000	328,375

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			465,000	434,775

				5,033,040
Building materials (1.1%)

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26			100,000	100,250

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			235,000	239,406

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			320,000	291,600

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			135,000	124,538

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			255,000	260,738

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			335,000	334,581

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			320,000	301,200

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			30,000	27,711

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			605,000	583,825

				2,263,849
Cable television (5.0%)

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			1,090,000	1,058,663

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			75,000	79,031

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			450,000	444,938

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			1,210,000	1,229,663

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			215,000	215,538

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			255,000	255,395

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			505,000	536,563

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28			375,000	392,813

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			425,000	425,094

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			135,000	135,844

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			1,085,000	1,060,588

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			180,000	189,450

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25			200,000	232,500

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			805,000	880,670

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			695,000	622,894

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			110,000	113,300

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			510,000	510,000

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			230,000	226,838

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			200,000	209,000

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			480,000	492,000

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			325,000	318,500

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)			540,000	533,990

				10,163,272
Capital goods (5.3%)

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			535,000	504,906

ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)			209,138	208,877

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			680,000	711,450

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			285,000	278,944

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			395,000	408,430

Berry Global, Inc. 144A notes 4.50%, 2/15/26			155,000	147,250

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			150,000	165,000

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			720,000	758,700

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			495,000	523,463

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			305,000	331,688

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			210,000	197,138

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			595,000	611,363

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)			620,000	599,075

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			245,000	243,163

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			305,000	314,150

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			220,000	225,500

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			350,000	333,375

Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26			490,000	497,963

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			435,000	440,438

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			160,000	150,200

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			460,000	399,050

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			170,000	173,188

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			760,000	767,600

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			380,000	360,050

Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24			380,000	395,200

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)			140,000	143,150

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			520,000	496,600

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			585,000	561,600

				10,947,511
Chemicals (3.7%)

Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)			310,000	314,650

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			400,000	396,500

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			235,000	230,300

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			425,000	376,125

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			215,000	207,325

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			345,000	365,869

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			690,000	639,113

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			255,000	255,375

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			915,000	900,131

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			530,000	505,329

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			255,000	262,013

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			343,000	319,419

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25			435,000	431,738

Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)			440,000	445,500

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)			390,000	373,120

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)			390,000	382,819

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			410,000	394,113

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			165,000	152,625

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			325,000	312,813

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			330,000	347,325

				7,612,202
Commercial and consumer services (1.4%)

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26			325,000	331,500

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			370,000	372,557

IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)			165,000	165,206

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			500,000	507,500

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			95,000	91,200

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			180,000	166,950

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			575,000	527,563

Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26			330,000	331,218

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			460,000	462,843

				2,956,537
Construction (2.8%)

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			360,000	342,900

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			415,000	382,319

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			290,000	300,150

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			650,000	628,063

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			650,000	624,813

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			615,000	633,468

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			200,000	202,250

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			255,000	257,869

James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)			200,000	188,750

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			365,000	367,738

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26			420,000	410,550

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			595,000	601,962

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			505,000	510,560

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			335,000	341,281

				5,792,673
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			220,000	222,200

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			300,000	306,000

				528,200
Consumer staples (4.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			510,000	488,325

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			240,000	240,300

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			370,000	350,575

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			460,000	464,600

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			400,000	380,000

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			275,000	261,250

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			605,000	621,867

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			655,000	592,775

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			680,000	638,350

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	400,000	433,583

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$375,000	279,375

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			475,000	497,933

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			500,000	507,190

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			480,000	460,800

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			405,000	403,481

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			405,000	401,711

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			240,000	230,700

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			490,000	480,200

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			120,000	117,300

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			325,000	323,408

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			340,000	319,600

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28			230,000	229,138

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			570,000	510,863

				9,233,324
Energy (oil field) (1.5%)

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26			490,000	503,475

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			305,000	302,713

Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25			575,000	551,232

Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23			50,000	49,115

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24			460,000	469,200

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			165,000	167,310

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			345,000	35

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			770,000	77

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			495,000	511,088

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			10,000	9,650

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			550,000	539,000

				3,102,895
Entertainment (2.3%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			240,000	229,800

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			370,000	354,275

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			50,000	50,375

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			420,000	402,150

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			150,000	158,625

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			85,000	85,425

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			160,000	157,400

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			830,000	786,425

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25			295,000	299,425

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			245,000	248,800

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			290,000	284,200

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			325,000	328,250

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			780,000	772,200

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			600,000	585,000

				4,742,350
Financials (8.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			490,000	493,675

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			275,000	284,625

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			1,340,000	1,623,075

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			540,000	557,550

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			360,000	451,800

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			215,000	225,213

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			270,000	291,465

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			600,000	611,250

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			220,000	224,400

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			55,000	56,100

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			560,000	548,800

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			470,000	480,575

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			265,000	277,588

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			65,000	65,569

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			500,000	493,125

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			150,000	185,063

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			545,000	527,288

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)			205,000	202,109

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25			295,000	286,150

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			455,000	441,350

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			280,000	291,550

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26			410,000	410,537

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			300,000	307,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			290,000	297,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			235,000	237,938

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			185,000	186,388

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			165,000	162,525

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			150,000	175,500

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	115,000	254,253

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$328,000	338,250

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			630,000	615,038

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			205,000	210,125

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			150,000	137,265

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			505,000	505,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			675,000	842,063

Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26			160,000	159,200

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			330,000	329,175

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			455,000	469,219

Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)			420,000	402,196

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			557,000	545,860

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23			340,000	340,000

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			490,000	497,678

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			430,000	428,925

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26			95,000	99,513

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23			300,000	313,875

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25			630,000	610,552

				17,493,770
Forest products and packaging (2.5%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			895,000	912,632

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			500,000	491,875

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			795,000	775,046

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			220,000	210,100

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			290,000	276,950

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			835,000	832,913

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			164,000	171,390

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			255,000	260,763

Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)			185,000	181,300

Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			645,000	759,488

Whiting Petroleum Corp. 144A sr. unsec. notes 7.875%, 7/15/26			270,000	266,625

				5,139,082
Gaming and lottery (3.3%)

Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26			160,000	161,200

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			340,000	357,170

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			170,000	174,888

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			615,000	585,788

Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26			60,000	60,750

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			215,000	226,288

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	740,000	587,162

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			$745,000	819,649

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			590,000	610,650

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			170,000	180,440

LHMC Finco SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)			200,000	203,300

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			340,000	327,998

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			610,000	608,475

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,145,000	1,212,269

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			780,000	724,425

				6,840,452
Health care (7.9%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			680,000	612,000

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			435,000	330,600

Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			120,000	120,000

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			370,000	399,138

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			320,000	344,400

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			835,000	793,250

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			295,000	287,625

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			500,000	528,250

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			165,000	171,600

Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27			325,000	341,250

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			395,000	374,263

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			500,000	525,000

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			350,000	353,938

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26			160,000	163,816

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			870,000	826,239

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			997,000	558,619

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24			571,000	474,718

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			400,000	355,000

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			245,000	216,213

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			470,000	483,513

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			825,000	858,000

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			765,000	775,519

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			210,000	229,950

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			490,000	493,675

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			370,000	407,111

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			345,000	291,094

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			350,000	355,688

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			90,000	88,425

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			815,000	796,255

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			540,000	546,750

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			125,000	119,976

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			575,000	584,453

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			310,000	319,300

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			715,000	738,488

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			245,000	258,181

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)			465,000	490,513

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)			300,000	304,633

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			220,000	223,575

WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26			130,000	132,275

				16,273,293
Homebuilding (1.7%)

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			670,000	663,300

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			285,000	296,756

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			70,000	70,902

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			245,000	247,450

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			300,000	290,160

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			695,000	747,994

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			405,000	401,963

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			705,000	682,088

				3,400,613
Lodging/Tourism (0.9%)

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			300,000	307,500

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			190,000	185,013

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			535,000	527,366

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			95,000	96,425

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			370,000	349,539

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 5.75%, 4/1/27			55,000	51,838

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			295,000	292,050

				1,809,731
Media (0.9%)

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24			485,000	497,125

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			215,000	210,700

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			610,000	594,750

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			390,000	390,000

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			110,000	109,175

				1,801,750
Metals (4.0%)

Alcoa Nederland Holding BV 144A company guaranty sr. unsec. unsub. notes 6.125%, 5/15/28 (Netherlands)			400,000	411,000

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			320,000	342,400

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			200,000	203,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			375,000	406,875

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)			475,000	552,117

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			605,000	639,031

Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25			120,000	116,700

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)			250,000	242,188

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			315,000	313,425

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)			250,000	253,750

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)			360,000	327,150

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			405,000	431,325

Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)			175,000	159,250

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			355,000	366,538

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			225,000	244,688

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			275,000	239,938

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			125,000	104,375

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			775,000	757,175

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			365,000	373,669

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			160,000	159,200

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			125,000	119,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			265,000	270,565

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			170,000	166,600

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			515,000	518,863

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			415,000	450,794

				8,169,929
Oil and gas (10.7%)

Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)			150,000	154,875

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			785,000	745,750

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			185,000	189,394

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			190,000	192,432

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			275,000	279,263

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			245,000	275,625

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26			130,000	129,513

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			165,000	157,575

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			315,000	300,825

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			221,000	211,055

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			730,000	767,413

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			450,000	451,688

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27			155,000	158,100

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25			440,000	453,750

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			505,000	491,744

Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26			415,000	414,087

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			560,000	552,981

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			220,000	215,746

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			585,000	593,044

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			405,000	394,875

DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25			160,000	163,000

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37			205,000	219,350

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			295,000	287,625

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			324,000	350,325

Denbury Resources, Inc. 144A notes 7.50%, 2/15/24			160,000	164,800

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			735,000	749,700

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			195,000	195,244

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			595,000	595,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			205,000	205,000

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			965,000	923,988

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			266,000	261,678

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			424,000	349,800

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			265,000	202,725

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			155,000	156,163

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26			325,000	332,719

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			635,000	641,350

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			515,000	526,588

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			515,000	498,263

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26			400,000	398,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			80,000	73,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			325,000	295,750

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			455,000	450,450

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			5,000	5,219

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			420,000	435,225

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			305,000	302,713

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			155,000	160,813

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			410,000	419,225

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			105,000	106,835

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26			325,000	330,688

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)			260,000	267,150

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23			95,000	93,100

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			275,000	282,906

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			35,000	34,038

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			300,000	288,750

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			140,000	144,725

SM Energy Co. sr. unsec. notes 6.625%, 1/15/27			130,000	134,388

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			380,000	370,025

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			12,000	12,360

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			310,000	312,713

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			195,000	195,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			490,000	476,525

Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)			160,000	162,400

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			570,000	564,300

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			195,000	193,781

Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26			315,000	327,600

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			250,000	333,116

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			200,000	241,004

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			255,000	289,425

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26			240,000	243,000

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			44,000	45,595

				21,942,872
Publishing (0.3%)

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			525,000	538,125

				538,125
Regional Bells (0.5%)

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			135,000	105,261

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			345,000	307,050

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			530,000	500,850

				913,161
Retail (1.0%)

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			175,000	142,625

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			329,176	217,050

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			475,000	312,016

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			395,000	402,406

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			175,000	170,135

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			450,000	441,000

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			170,000	122,188

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			325,000	318,906

				2,126,326
Technology (5.1%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			1,150,000	—

Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26			590,000	598,555

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,305,000	1,399,874

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			400,000	420,654

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26			115,000	118,881

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			340,000	354,025

First Data Corp. 144A notes 5.75%, 1/15/24			760,000	772,350

First Data Corp. 144A sr. notes 5.375%, 8/15/23			375,000	380,719

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			990,000	962,874

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			790,000	796,905

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			505,000	511,843

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			315,000	385,143

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			760,000	756,200

Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26			130,000	132,275

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			1,055,000	1,152,588

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			560,000	544,600

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			765,000	766,913

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			510,000	493,208

				10,547,607
Telecommunications (4.4%)

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			600,000	538,500

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			945,000	973,350

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			330,000	317,625

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			520,000	434,200

Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)			260,000	260,000

Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)			860,000	855,700

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			790,000	836,413

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23			330,000	333,746

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26			610,000	600,118

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			1,325,000	1,331,625

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			1,050,000	1,132,688

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			1,290,000	1,364,175

				8,978,140
Telephone (1.1%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			860,000	895,948

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			485,000	483,181

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			380,000	357,675

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			160,000	152,699

Windstream Services, LLC/Windstream Finance Corp. 144A company guaranty sub. notes 9.00%, 6/30/25			361,000	278,873

				2,168,376
Textiles (0.2%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			325,000	315,859

				315,859
Transportation (0.3%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			605,000	617,100

				617,100
Utilities and power (2.6%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			520,000	533,000

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			255,000	256,594

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			165,000	165,413

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			180,000	181,800

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			685,000	606,225

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			250,000	231,563

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			145,000	145,725

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			445,000	479,519

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			322,000	346,553

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			225,000	247,781

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			295,000	310,488

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			180,000	186,804

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			160,000	108,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			375,000	406,875

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			555,000	582,750

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			155,000	156,550

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			415,000	3,113

Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26			435,000	439,894

				5,388,647

Total corporate bonds and notes (cost $179,553,231)				$177,876,986

SENIOR LOANS (5.5%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.076%, 10/25/23			$211,661	$202,295

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26			270,000	259,200

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25			282,863	280,387

				741,882
Capital goods (0.3%)

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25			426,438	413,977

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.313%, 11/15/23			95,000	95,356

				509,333
Communication services (0.3%)

Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.576%, 8/4/25			515,000	529,377

				529,377
Consumer cyclicals (1.7%)

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.104%, 7/2/22			124,440	96,363

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24			133,977	134,759

Financial & Risk US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.088%, 9/18/25			655,000	653,480

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.826%, 1/30/19 (In default)(NON)			639,000	474,990

J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 4.514%, 3/5/21			245,011	222,080

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24			400,000	395,000

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			203,943	205,090

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.64%, 11/6/24			860,675	863,365

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.576%, 3/19/21			174,874	169,191

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.576%, 3/19/20			335,673	328,540

				3,542,858
Consumer staples (0.6%)

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.596%, 6/21/24			740,625	744,917

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.81%, 9/7/23			645,165	490,998

				1,235,915
Energy (1.4%)

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.44%, 12/31/21			265,000	292,163

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.962%, 11/17/22			505,000	515,100

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.492%, 6/30/24			362,242	356,657

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.826%, 4/16/21			163,054	163,258

HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 5.09%, 6/26/25			522,375	523,354

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23			413,629	402,254

Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.079%, 5/25/25			148,975	146,740

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25			288,550	283,741

Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.34%, 9/27/24			250,000	251,339

				2,934,606
Financials (—%)

Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.087%, 7/25/25			100,000	100,313

				100,313
Health care (0.3%)

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.834%, 4/21/24			245,860	223,548

Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.104%, 6/1/25			248,625	249,834

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.568%, 6/1/25			135,000	135,362

				608,744
Technology (0.5%)

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.408%, 12/15/24			363,919	366,714

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.826%, 3/31/25			195,000	196,097

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.593%, 11/1/24			310,000	316,200

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.348%, 11/3/23			204,484	201,709

				1,080,720

Total senior loans (cost $11,594,378)				$11,283,748

COMMON STOCKS (1.7%)(a)
			Shares	Value

Ally Financial, Inc.			18,295	$483,903

Avaya Holdings Corp.(NON)			16,525	365,864

Berry Plastics Group, Inc.(NON)			7,415	358,812

Caesars Entertainment Corp.(NON)			5,816	59,614

Charter Communications, Inc. Class A(NON)			1,030	335,656

CHC Group, LLC (Units) (acquired 3/23/17, cost $32,379) (Cayman Islands)(RES)(NON)			2,233	15,631

CIT Group, Inc.			6,345	327,465

Concordia International Corp. (Canada)(NON)			1,941	39,086

Crown Holdings, Inc.(NON)			4,150	199,200

Halcon Resources Corp.(NON)			31,415	140,425

Live Nation Entertainment, Inc.(NON)			3,790	206,441

MWO Holdings, LLC (Units)(F)			281	22,761

Nine Point Energy(F)			6,715	96,965

SandRidge Energy, Inc.(NON)			11,676	126,918

Seven Generations Energy, Ltd. Class A (Canada)(NON)			12,595	150,167

T-Mobile US, Inc.(NON)			3,499	245,560

Tervita Corp. (Canada)(NON)			748	5,160

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			36,615	25,264

Tribune Media Co. Class 1C			93,841	32,845

U.S. Concrete, Inc.(NON)			3,415	156,578

Total common stocks (cost $4,002,320)				$3,394,315

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
			Shares	Value

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.			416	$448,910

EPR Properties Ser. C, $1.438 cv. pfd.(R)			13,177	369,088

Fortive Corp. Ser. A, 5.00% cv. pfd.			305	325,273

iStar, Inc. Ser. J, $2.25 cv. pfd.(R)			4,862	230,799

Nine Point Energy 6.75% cv. pfd.			144	169,399

Total convertible preferred stocks (cost $1,399,281)				$1,543,469

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			$110,105	$179,316

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $79,504) (Cayman Islands)(RES)			114,839	114,839

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			273,000	260,378

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27			185,000	196,928

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			357,000	414,146

Total convertible bonds and notes (cost $1,177,877)				$1,165,607

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	8,533	$853

Total warrants (cost $—)				$853

SHORT-TERM INVESTMENTS (3.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 2.24%(AFF)		Shares	7,661,445	$7,661,445

U.S. Treasury Bills 2.132%, 12/6/18(SEGCCS)			$99,000	98,614

U.S. Treasury Bills 2.059%, 11/15/18(SEGCCS)			2,000	1,995

U.S. Treasury Bills 1.968%, 10/18/18(SEGCCS)			5,000	4,995

U.S. Treasury Bills 2.021%, 11/1/18(SEGCCS)			1,000	998

U.S. Treasury Bills 2.109%, 10/25/18(SEGCCS)			5,000	4,993

Total short-term investments (cost $7,773,046)				$7,773,040

TOTAL INVESTMENTS

Total investments (cost $205,500,133)				$203,038,018

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $1,386,110) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	12/19/18	$474,361	$475,488	$1,127
Citibank, N.A.
	Canadian Dollar	Sell	10/17/18	131,275	128,528	(2,747)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/17/18	554,993	543,329	(11,664)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/17/18	122,368	119,814	(2,554)
UBS AG
	British Pound	Sell	12/19/18	119,447	118,951	(496)

Unrealized appreciation						1,127

Unrealized (depreciation)						(17,461)

Total						$(16,334)

* The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 31 Index	$241,979	$3,370,000	$246,465	12/20/23	(500 bp) — Quarterly	$(5,890)

	Total	$241,979					$(5,890)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $204,969,237.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $130,470, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Short Term Investment Fund*	6,682,798	50,024,791	49,046,144	102,639	7,661,445

	Total Short-term investments	$6,682,798	$50,024,791	$49,046,144	$102,639	$7,661,445
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $111,572.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $16,926 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $17,461 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$156,578	$—	$—
Capital goods	563,172	—	—
Communication services	581,216	—	—
Consumer cyclicals	266,055	32,845	—
Energy	417,510	15,631	119,726
Financials	811,368	—	—
Health care	39,086	—	—
Technology	365,864	—	—
Utilities and power	—	25,264	—
Total common stocks	3,200,849	73,740	119,726
Convertible bonds and notes	—	1,165,607	—
Convertible preferred stocks	—	1,543,469	—
Corporate bonds and notes	—	177,876,874	112
Senior loans	—	11,283,748	—
Warrants	853	—	—
Short-term investments	7,661,445	111,595	—

Totals by level	$10,863,147	$192,055,033	$119,838

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(16,334)	$—
Credit default contracts	—	(247,869)	—

Totals by level	$—	$(264,203)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$247,869
Foreign exchange contracts	1,127	17,461
Equity contracts	853	—

Total	$1,980	$265,330

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$1,400,000
Centrally cleared credit default contracts (notional)		$3,400,000
Warrants (number of warrants)		9,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018